Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2022
Trade And Other Current Receivables [Abstract]
Summary of Trade and Other Receivables

	June 30,
	2022	2021
Trade debtors	$3,019,580	$1,533,963
Other receivables	538,436	509,000
Total trade and other receivables	$3,558,016	$2,042,963